INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INTEREST EXPENSE, NET

NOTE 29 — INTEREST EXPENSE, NET

For the years ended December 31, 2024, 2023 and 2022, the Company earned interest income and incurred interest expense as follows:

	Year Ended December 31,
	2024	2023	2022
Interest (Expense) income
Bank and other cash	$6,685	$45,104	26,380
Total interest income/(expense)	6,685	45,104	26,380

Interest expense/finance costs
Lease liabilities	-	(787,340)	(491,336)
Other interest paid – loans	(1,153,125)	(2,952,277)	(847,520)
Total interest expense/ finance costs	(1,153,125)	(3,739,617)	(1,338,856)

	$(1,146,440)	$(3,694,513)	(1,312,476)